ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

1.                            ORGANIZATION AND BASIS OF PRESENTATION

Lentuo International Inc. (the "Company") was incorporated as an exempted company with limited liability in the Cayman Islands on September 9, 2009 and is considered a foreign entity under the laws of the People's Republic of China (the "PRC"). The Company is principally engaged in the sales of new and leased automobiles and the provision of automobile repair and maintenance services, and to a lesser extent, the provision of automobile leasing services (collectively, the "Automobile Business"). The sale of new automobiles and provision of automobile repair and maintenance services are provided through dealerships which operate under the terms of non-exclusive franchise agreements with specific automobile manufacturers. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its variable interest entities ("VIEs") which are all located in the PRC. The Company, its wholly-owned subsidiaries, VIEs and subsidiaries of VIEs are hereinafter referred to as the Group.

On December 15, 2010, the Company completed an initial public offering ("IPO") on the New York Stock Exchange under the symbol "LAS" with the issuance of 6,500,000 American Depositary Shares ("ADS") priced at US$8.00 per ADS. Each ADS represents two ordinary shares at par value US$0.00001 per ordinary share. The IPO yielded aggregate gross proceeds of US$52,000.

The Company incorporated Lentuo Automobile Trading (Hong Kong) Co., Ltd. ("Lentuo Hong Kong") and Beijing Anhui Wanxing Science & Technology Co., Ltd. ("Lentuo Beijing") on September 25, 2009 and November 17, 2009, respectively. Lentuo Hong Kong and Lentuo Beijing have been wholly-owned subsidiaries of the Company since their inception. On January 28, 2010 and June 20, 2010, Lentuo Hong Kong and Lentuo Beijing entered into a series of contractual arrangements ("VIE Arrangements") with Beijing Lentuo Electromechanical Group Co., Ltd. ("Lentuo Electromechanical"), an entity incorporated under the Company Law of the PRC, and controlled by Mr. Hetong Guo ("Mr. Guo"), who was then the controlling shareholder of the Company. Pursuant to the VIE Arrangements, Lentuo Hong Kong and Lentuo Beijing, as a group, obtained effective control over eight wholly-owned subsidiaries of Lentuo Electromechanical ("Automobile Operating Entities") through the ability to exercise all the rights of the Automobile Operating Entities' shareholder, the rights to absorb substantially all of the economic residual benefits and the obligation to fund all of the expected losses of the Automobile Operating Entities.

Lentuo Hong Kong has been determined to be the primary beneficiary of the Automobile Operating Entities because it is most closely associated with the Automobile Operating Entities, due to its obligation to absorb the expected losses of the Automobile Operating Entities through the provision of unlimited financial support and its power to direct the activities of the Automobile Operating Entities that most significantly impact the Automobile Operating Entities' economic performance. In accordance with Rule 3A-02 of SEC Regulation S-X and Accounting Standards Codification ("ASC") topic 810 ("ASC 810"), Consolidation, the Company, through Lentuo Hong Kong, consolidates the operating results of the Automobile Operating Entities. Since the VIE Arrangements were entered into between entities under common control, these transactions were accounted for at their historical cost and as if they took place at the beginning of the year in a manner similar to a pooling of interest. The reason the Group entered into these VIE Arrangements was due to the fact that PRC Laws and regulations (i) prohibit direct foreign control in certain industries such as advertising enterprises in which the Group has some operations and (ii) restrict an offshore company controlled or established by a PRC enterprise or natural person to acquire its PRC affiliates. As a result, in an effort to ensure that the Group is not violating such PRC laws or regulations, it structured its legal organization using the aforementioned VIE arrangements.

In January 2011, Lentuo Electromechanical established a new entity, Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. ("Tongda"), to operate an automobile dealership under brand of FAW-Volkswagen with registered capital of RMB10,000 (US$1,589). On April 8, 2011, Lentuo Hong Kong and Lentuo Beijing entered into VIE Arrangements with Lentuo Electromechanical to obtain effective control over Tongda, and Tongda became one of the Company's VIE subsidiaries. The terms of the VIE Arrangements entered into after the reorganization with Tongda are identical to the terms of the VIE Arrangements with the Automobile Operating Entities. As a result, Lentuo Hong Kong has been determined to be the primary beneficiary of Tongda. In accordance with Rule 3A-02 of SEC Regulation S-X and ASC 810, the Company, through Lentuo Hong Kong, consolidates the operating results of Tongda. Since the Tongda VIE Arrangements were entered into between entities under common control, this transaction was accounted for at historical cost in a manner similar to a pooling of interest. Tongda and the Automobile Operating Entities are hereinafter collectively referred to as the VIEs.

In October 2012, the Company, acting through Lentuo Electromechanical, entered into an agreement with ITOCHU Corporation and its affiliate in China (collectively, ''ITOCHU''), a Global Fortune 500 company based in Japan, to expand sales and services in the high-end car segment in China. Pursuant to the agreement, ITOCHU agreed to invest RMB300,000 in Beijing Lentuo Aotong Automobile Trading Co. Ltd. ("Aotong"), the Company's Audi dealership and an existing VIE of the Group, in exchange for 40% economic and voting interest in Aotong held by Lentuo Electromechanical. The VIE Arrangement for Aotong was amended such that each agreement is only applicable to the remaining 60% equity interest in Aotong held by Lentuo Electromechanical. The amended VIE Arrangement took effect in July 2013 after the local government approved ITOCHU's investment in Aotong. Lentuo Hong Kong continued to be the primary beneficiary of Aotong because it remains most closely associated with Aotong due to its obligation to absorb the expected losses of Aotong through the provision of unlimited financial support and its power to direct the activities of Aotong that most significantly impact the Aotong's economic performance. In accordance with Rule 3A-02 of SEC Regulation S-X and ASC 810, the Company, through Lentuo Hong Kong, continues to consolidate the operating results of Aotong after ITOCHU's investment.

The significant terms of each VIE Arrangement are listed below:

(i)                          Exclusive call option agreement

Lentuo Electromechanical irrevocably granted Lentuo Hong Kong or its designated persons the exclusive option to purchase part of or the entire equity interests of the VIEs at any time for the minimum price permitted under PRC law. Any amount received by Lentuo Electromechanical from VIEs is required to be remitted back to Lentuo Hong Kong.  In addition, Lentuo Hong Kong is obligated to provide unlimited financial funding to the VIEs when and if required. If the VIEs cannot repay the funds provided by Lentuo Hong Kong, Lentuo Hong Kong must agree to forego the right to seek repayment.  Furthermore, neither Lentuo Electromechanical nor the VIEs are permitted to (i) enter into transactions that could materially affect the VIEs' assets, liabilities, share capital or operations or (ii) distribute any dividends and grant any loan to third parties without the prior written consent of Lentuo Hong Kong. The exclusive call option agreement is effective for 10 years and Lentuo Hong Kong has the sole discretion to extend the agreement for another 10 years.

(ii)                      Powers of attorney

Pursuant to the powers of attorney signed between Lentuo Electromechanical, in its capacity as the shareholder of the VIEs, and Lentuo Hong Kong, Lentuo Electromechanical irrevocably assigns its full voting rights in the VIEs to Lentuo Hong Kong. The powers of attorney will remain effective as long as Lentuo Electromechanical is the shareholder of the VIEs.

(iii)                  Exclusive technology consulting and service agreement

Pursuant to the exclusive technology consulting and service agreement entered into between Lentuo Beijing and the VIEs, Lentuo Beijing has the exclusive and irrevocable right to provide to the VIEs various technical and consulting services, such as market research, business strategy development, technical training and other consultative services related to the automobile retail business. In return, the VIEs are required to pay Lentuo Beijing a service fee in an amount as determined at the sole discretion of Lentuo Beijing. Lentuo Beijing is entitled to charge service fees on a quarterly basis up to 100% of the total quarterly profit of the VIEs excluding the portion attributable to the noncontrolling interests of Aotong. The quarterly profit of each VIE is defined as net income and comprehensive income attributable to controlling interests in each fiscal quarter as determined in accordance with US GAAP. Lentuo Beijing also has the unilateral right to change the service fee amount. Lentuo Beijing's unilateral right to change the quarterly service fee is not subject to any quantitative limitations. Lentuo Beijing determines the actual amount it charges based on the business and operating needs of itself and each VIE. The agreement is effective for 10 years and will automatically extend for another 10 years unless both Lentuo Beijing and the VIEs agree to terminate.

(iv)                    Equity interest pledge agreement

Pursuant to the equity interest pledge agreement entered into by Lentuo Beijing and Lentuo Electromechanical, in its capacity as the shareholder of the VIEs, Lentuo Electromechanical has pledged its entire equity interest in the VIEs to Lentuo Beijing to (i) guarantee the performance of the VIEs' obligations under the exclusive technical consultation and service agreement and (ii) assure that any actions of Lentuo Electromechanical are in the best interest of Lentuo Beijing. If the VIEs breach their respective contractual obligations under the exclusive technical consultation and service agreement, Lentuo Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. Lentuo Electromechanical agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on its equity interest in the VIEs without the prior consent of Lentuo Beijing. The agreement will expire upon the termination of the exclusive technical consultation and service agreement.

As at December 31, 2013, the following entities were included in the Company's consolidated financial statements:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Lentuo Hong Kong	September 25, 2009	Hong Kong	100%	Investment holding

Lentuo Beijing	November 17, 2009	PRC	100%	Provision of technical support and management consultation services

Beijing Jiashi Shengtong Investment Consulting Co., Ltd. ("Jiashi Shengtong")	April 8, 2010	PRC	100%	Provision of technical support and management consultation services

As at December 31, 2013, the Company consolidated the following VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. ("Yuantongqiao Toyota")	August 25, 2004	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuozhan Industrial& Trading Development Co., Ltd. ("Tuozhan I&C")	September 23, 1997	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Chengxin Commercial & Trading Co., Ltd. ("Chengxin Commercial")	February 7, 2002	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Aotong	July 20, 2001	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuojiacheng Commercial & Trading Co., Ltd. ("Tuojiacheng")	December 2, 1998	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. ("Huitong")	September 27, 2009	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Tongda	January 7, 2011	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Lentuo Automobile Lease Co., Ltd. ("Lentuo Lease")	July 22, 2003	PRC	-	Provision of automobile leasing services and sales of leased automobiles

Beijing Tuozhan Automobile Repair Co., Ltd. ("Tuozhan Repair")	May 16, 2003	PRC	-	Provision of automobile repair and maintenance services

As at December 31, 2013, the Company consolidated the following subsidiaries of VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Tianjin Ruitai Automobile Sales Service Co., Ltd. ("Ruitai")	December 25, 2007	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Tianjin Zhongbaotongda Commercial & Trading Co., Ltd. ("Zhongbaotongda")	November 22, 2007	PRC	-	Investment holding company of Ruitai

Tianjin Boruiyingjie Commercial & Trading Co., Ltd. ("Boruiyingjie")	October 29, 2007	PRC	-	Investment holding company of Ruitai

Beijing Hexinshuntong Automobile Sales Service Co., Ltd. ("Shuntong")	September 16, 2009	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Huizhou Dazhong Automobile Sales Service Co., Ltd. ("Huizhou FAW-VW")	November 2, 2000	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. ("Yuchen")	May 28, 2007	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aoxiang Automobile Trading Co., Ltd. ("Aoxiang")	June 21, 2011	PRC	-	Sales of new motor vehicles

Beijing Yizhong Volkswagen Automobile Sales Co., Ltd. ("Yizhong")	November 8, 2010	PRC	-	Sales of new motor vehicles and provision of automobile repair and maintenance services

The following assets and liabilities of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Cash and cash equivalents	316,426	190,091	31,400
Restricted cash	437,875	331,075	54,690
Accounts receivable	41,399	45,312	7,485
Amount due from inter-companies	22,847	26,802	4,427
Inventories	432,722	417,524	68,970
Leased automobiles held for sale, net	206,604	225,620	37,270
Advances to suppliers	316,067	468,985	77,471
Prepaid expenses and other current assets	35,116	72,667	12,004
Amounts due from related parties	-	53,000	8,755
Deferred tax assets, net	6,756	7,823	1,292
Total current assets	1,815,812	1,838,899	303,764

Property and equipment, net	560,683	768,536	126,954
Land use rights, net	18,256	17,691	2,922
Intangible assets, net	106,058	101,238	16,723
Goodwill	73,634	73,634	12,163
Long-term prepayments
Third parties	26,500	144,953	23,945
Related parties	-	302,769	50,014
Long-term investment	11,250	22,500	3,717
Deferred tax assets, net	7,322	3,561	588
Total non-current assets	803,703	1,434,882	237,026
Total assets	2,619,515	3,273,781	540,790

Accounts payable	6,458	7,151	1,181
Bills payable	887,100	735,749	121,537
Advances from customers	49,974	55,970	9,246
Inter-company payables	136,119	133,489	22,051
Accrued expenses and other current liabilities	444,374	513,814	84,876
Unrecognized tax benefits	4,963	4,963	820
Taxes payable	54,369	60,993	10,075
Short-term loans and current portion of long-term loans	365,274	726,689	120,040
Total current liabilities	1,948,631	2,238,818	369,826

Long-term loans, non-current portion	-	33,000	5,451
Deferred tax liabilities	31,770	30,393	5,021
Total non-current liabilities	31,770	63,393	10,472
Total liabilities	1,980,401	2,302,211	380,298

Inter-company payables consist of temporary funding between the consolidated VIEs and other entities within the Group. In addition, the consolidated VIEs had inter-company payables of nil and RMB1,500 (US$248) to Lentuo Beijing for accrued service fees as of December 31, 2012 and 2013, respectively. Service fees paid by the consolidated VIEs to Lentuo Beijing were RMB4,207, RMB13,422 and RMB2,868 (US$474) for the years ended December 31, 2011, 2012 and 2013, respectively.

The following financial performance of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company for the years ended December 31, 2011, 2012 and 2013:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net revenues	3,035,690	3,263,822	3,271,329	540,385
Net income (loss)	86,566	(16,009)	37,600	6,211

	For the Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net cash generated (used in) generated from operating activities	(92,625)	96,067	(220,622)	(36,444)
Net cash generated (used in) generated from investing activities	(550,482)	80,307	(690,689)	(114,094)
Net cash generated from (used in) financing activities	19,689	(17,714)	866,368	143,114

As of December 31, 2013, there was no pledge or collateralization of the assets of the consolidated VIEs and subsidiaries of VIEs and the Company has not provided any financial support that it was not previously contractually required to provide to the consolidated VIEs and subsidiaries of VIEs. The VIEs had certain trademarks used for the Group's business operations. Such trademarks were internally developed, for which the Group did not incur significant costs. Except for the restricted cash held by the VIEs, there were no assets of the VIEs that can only be used to settle their own obligations.

Creditors of the consolidated VIEs and subsidiaries of VIEs have no recourse to the general credit of Lentuo Hong Kong, who is the primary beneficiary of the consolidated VIEs and subsidiaries of VIEs. The amounts of liabilities of the VIEs have been parenthetically presented on the consolidated balance sheets.

The Company had working capital deficiency of RMB228,979 (US$37,824) as of December 31, 2013 and had net cash used in operating activities of RMB228,017 (US$37,666) for the year then ended.  As such, continued operation of the Company is dependent upon the Company's ability to raise additional capital, obtain financing or to improve future operations.  The Company believes that the Group had unutilized bank facilities of RMB669,000 (US$110,509) as of December 31, 2013 would provide sufficient liquidity to finance the Company's anticipated working capital and capital expenditure requirements for the next twelve months.

Based on the above considerations, management is of the opinion that the Company has sufficient funds to meet its working capital requirements and debt obligations in the next twelve months.  As a result, management believes it is appropriate to prepare these consolidated financial statements on the basis that the Company will continue as a going concern and thus these consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.